Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Convertible promissory notes (see Note 12)		$ 27,128
Legacy Gelesis preferred stock warrants (See Note 13)		15,821	$ 12,099
One Srl call option (see Note 11)	$ 2,623	2,416	1,545
Total liabilities measured at fair value	31,355	45,365	13,644
Level 3
Liabilities
Convertible promissory notes (see Note 12)		27,128
Legacy Gelesis preferred stock warrants (See Note 13)		15,821	12,099
One Srl call option (see Note 11)	2,623	2,416	1,545
Total liabilities measured at fair value	31,355	$ 45,365	$ 13,644
Earnout Liability
Liabilities
Earnout liability (See Note 14)	25,002
Earnout Liability | Level 3
Liabilities
Earnout liability (See Note 14)	25,002
Private Placement Warrant Liability
Liabilities
Warrant liability	3,730
Private Placement Warrant Liability | Level 3
Liabilities
Warrant liability	$ 3,730